Share-based Compensation - Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Exercise price (US Dollar)		$ 0.2
Risk-free interest rate, minimum		1.92%	1.13%
Risk-free interest rate, maximum		3.22%	1.79%
Expected term (in years)	0 years	10 years	10 years
Expected volatility, minimum		55.68%	50.40%
Expected volatility, maximum		55.78%	55.79%
Minimum
Share-based Compensation
Exercise price (US Dollar)			$ 0.2
Exercise multiple		$ 2.2	$ 2.2
Expected forfeiture rate (post-vesting)		5.83%	2.96%
Fair value of the underlying shares on the date of options grants (US Dollar)		$ 2.24	$ 6.25
Fair value of share option (US Dollar)		2.05	5.78
Maximum
Share-based Compensation
Exercise price (US Dollar)			2.88
Exercise multiple		$ 2.8	$ 2.8
Expected forfeiture rate (post-vesting)		7.70%	5.83%
Fair value of the underlying shares on the date of options grants (US Dollar)		$ 5.46	$ 20.91
Fair value of share option (US Dollar)		$ 5.27	$ 20.91